Leases (Details) - Schedule of the lease right of use assets and lease liabilities recognized in the balance sheets - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Schedule of the lease right of use assets and lease liabilities recognized in the balance sheets [Abstract]
Right of use asset in other non-current assets	$ 316,040
Other current liabilities	254,197	$ 1,009,827
Other non-current liabilities	71,961	7,767,283
Total lease liability	$ 326,158	$ 8,777,110